Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 210,185,376	$ 30,977,491	¥ 120,789,049	¥ 108,805,302
Cost of revenues	(194,080,011)	(28,603,854)	(113,928,804)	(91,812,080)
Gross profit	16,105,365	2,373,637	6,860,245	16,993,222
Operating expenses
Selling and marketing expenses	(31,263,396)	(4,607,654)	(72,432,883)	(1,597,633)
General and administrative expenses	(18,963,320)	(2,794,848)	(64,147,931)	(1,338,931)
Total operating expenses	(50,226,716)	(7,402,502)	(136,580,814)	(2,936,564)
Income/(loss) from operations	(34,121,351)	(5,028,865)	(129,720,569)	14,056,658
Other income/(expenses), net
Financial expenses, net income	(567,878)	(83,695)	110,393	(225,227)
Government subsidies			1,039	1,000,065
Other income, net	6,217,151	916,295		114,891
Total other income, net	5,649,273	832,600	111,432	889,729
Income/(loss) before income tax expenses	(28,472,078)	(4,196,265)	(129,609,137)	14,946,387
Income tax expenses	(273,349)	(40,287)	(1,222,137)	(3,736,864)
Net income/(loss)	(28,745,427)	(4,236,552)	(130,831,274)	11,209,523
Total comprehensive income/(loss)	¥ (28,745,427)	$ (4,236,552)	¥ (130,831,274)	¥ 11,209,523
Net profit/(loss) per share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (28.76)	$ (4.24)	¥ (375.14)	¥ 44.84
Net profit/(loss) per share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (28.76)	$ (4.24)	¥ (375.14)	¥ 44.84
Weighted average shares outstanding used in calculating basic income/ (loss) per share (in Shares)	999,325	999,325	348,750	250,000
Weighted average shares outstanding used in calculating diluted income/ (loss) per share (in Shares)	999,325	999,325	348,750	250,000